Share-Based Compensation - Restricted Shares (Details) - Leju Plan - Restricted Shares - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of restricted share activity
Outstanding at beginning of the year (in shares)	250,000
Granted (in shares)	800,000	250,000	0
Vested (in shares)	(83,333)
Outstanding at end of the year (in shares)	966,667	250,000
Weighted Average Grant-date Fair Value
Outstanding at beginning of the year (in dollars per share)	$ 1.65
Granted (in dollars per share)	1.50
Vested (in dollars per share)	1.65
Outstanding at end of the year (in dollars per share)	$ 1.53	$ 1.65
Additional disclosure
Restricted shares granted	800,000	250,000	0
Total grant date fair value of restricted shares vested	$ 137,500	$ 0	$ 0
Unrecognized compensation expense	171,875
Compensation expense	$ 137,500	103,125	$ 0
Weighted-average period over which cost is expected to be recognized	1 year 3 months
Senior management Team
Additional disclosure
Compensation expense	$ 1,425,000	$ 1,225,000